Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 8. Property and Equipment, net

The components of property and equipment at September 30, 2022 and December 31, 2021 consisted of the following:

	September 30,	December 31,
	2022	2021
	(Unaudited)
Office equipment	$3,831	$1,526
Furniture and fixtures	2,231	2,607
Machinery and equipment	39,832	—
Automobile	32,000	—
Property and equipment, gross	77,894	4,133
Less: Accumulated depreciation	(8,032)	(299)
Property and equipment, net	$69,862	$3,834

Depreciation expense for the three months ended September 30, 2022 and 2021 was $3,011 and $124, respectively, and for the nine months ended September 30, 2022 and 2021 was $7,778 and $124, respectively, and is included in other general and administrative expenses on the condensed consolidated statements of operations and comprehensive loss.

Note 9. Property and Equipment, Net

The components of property and equipment at December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,
	2021	2020
Office equipment	$1,526	$—
Furniture and fixtures	2,607	—
Property and equipment, gross	4,133	—
Less: Accumulated depreciation	(299)	—
Property and equipment, net	$3,834	$—